Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	AIRNET TECHNOLOGY INC.
Entity Central Index Key	0001413745
Entity File Number	001-33765
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Suite 301
Entity Address, Address Line Two	No. 26 Dongzhimenwai Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100027
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	14,332,648
American Depositary Shares, each representing one ordinary share, par value US$0.04 per share
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, par value US$0.04 per share
Trading Symbol	ANTE
Security Exchange Name	NASDAQ
Ordinary shares, par value US$0.04 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.04 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Dan Shao
Contact Personnel Email Address	ellen@airmedia.com.sg
Entity Address, Address Line One	Suite 301
Entity Address, Address Line Two	No. 26 Dongzhimenwai Street
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	10027
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	10 8460 8818